Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,729,503	$ 843,864	¥ 5,473,373
Accounts receivable, less allowance for doubtful accounts (March 31, 2020: RMB111,869; September 30, 2020: RMB120,582 (US$17,760))	121,722	17,928	104,251
Inventories	56,106	8,264	43,758
Prepaid expenses and other receivables	67,604	9,957	44,785
Total current assets	5,974,935	880,013	5,666,167
Property, plant and equipment, net	514,153	75,726	522,679
Operating lease right-of-use assets	6,089	897	4,548
Non-current deposits	343,250	50,555	347,360
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2020: RMB71,421; September 30, 2020: RMB70,451 (US$10,376))	193,023	28,430	160,031
Inventories	88,335	13,010	85,109
Intangible assets, net	90,513	13,332	92,823
Investment in equity securities at fair value	120,670	17,773	101,306
Other equity investment	189,129	27,856	189,129
Deferred tax assets	52,823	7,780	50,701
Total assets	7,572,920	1,115,372	7,219,853
Current liabilities
Accounts payable	12,317	1,814	19,992
Accrued expenses and other payables	129,231	19,034	113,989
Operating lease liabilities	1,597	235	1,717
Deferred revenue	420,516	61,935	402,751
Income tax payable	31,542	4,646	32,329
Total current liabilities	595,203	87,664	570,778
Non-current deferred revenue	2,339,828	344,619	2,289,762
Non-current operating lease liabilities	1,724	254	1,782
Other non-current liabilities	467,236	68,816	450,900
Deferred tax liabilities	17,332	2,554	18,140
Total liabilities	3,421,323	503,907	3,331,362
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 121,687,974 and 121,551,075 shares issued and outstanding as of March 31 and September 30, 2020, respectively	83	12	83
Additional paid-in capital	2,101,582	309,529	2,101,582
Treasury stock, at cost (March 31 and September 30, 2020: 136,899 shares, respectively)	(2,815)	(415)	(2,815)
Accumulated other comprehensive losses	(99,304)	(14,626)	(94,663)
Retained earnings	2,141,883	315,467	1,877,940
Total equity attributable to Global Cord Blood Corporation	4,141,429	609,967	3,882,127
Non-controlling interests	10,168	1,498	6,364
Total equity	4,151,597	611,465	3,888,491
Total liabilities and equity	¥ 7,572,920	$ 1,115,372	¥ 7,219,853